Segment Geographical Information And Major Customers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Concentration Risk [Line Items]
Number of operating segments (in Segment) | Segment	1
Revenue from Contract with Customer, Including Assessed Tax (in Dollars)	$ 3,064	$ 2,909	$ 2,863
Sales-based Software License [Member]
Concentration Risk [Line Items]
Revenue from Contract with Customer, Including Assessed Tax (in Dollars)	$ 46	$ 53	$ 48
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Risk percentage	27.00%	26.00%	26.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Risk percentage	62.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Risk percentage		81.00%